UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23222

HARTFORD FUNDS EXCHANGE-TRADED TRUST

(Exact name of registrant as specified in charter)

690 Lee Road, Wayne, Pennsylvania 19087

(Address of Principal Executive Offices) (Zip Code)

Thomas R. Phillips, Esquire

Hartford Funds Management Company, LLC

690 Lee Road

Wayne, Pennsylvania 19087

(Name and Address of Agent for Service)

Copy to:

John V. O’Hanlon, Esquire

Dechert LLP

One International Place, 40th Floor

100 Oliver Street

Boston, Massachusetts 02110-2605

Registrant’s telephone number, including area code: (610) 386-4068

Date of fiscal year end: July 31

Date of reporting period: April 30, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

  (a)

Hartford Quality Value ETF
Semi-Annual Report
April 30, 2024 (Unaudited)

A MESSAGE FROM THE PRESIDENT
Dear Shareholders
Thank you for investing in Hartford Quality Value ETF. The following is the Fund’s Semi-Annual Report that covers the period from November 1, 2023 through April 30, 2024.
Market Review
During the six months ended April 30, 2024, U.S. stocks, as measured by the S&P 500 Index,1 gained 20.98%. The period covered by this report marked the return of a new bull market for stocks, propelled in large part by a combination of U.S. economic resilience, a continued strong appetite among investors for stocks in the technology sector, and persistent hopes that recent uneven progress against inflation would ultimately not deter the U.S. Federal Reserve (Fed) from cutting interest rates sometime in 2024.
As the period began in November 2023, equities were digging themselves out of an early-autumn slump and regaining strength. The change in investor sentiment was triggered by a stream of positive economic data that pointed to shrinking inflation, low unemployment, steady wage growth, and strong labor-force participation.
In December 2023, optimism surged as the Fed held its federal funds rate steady while hinting at the possibility of up to three rate cuts in 2024. As markets rallied on hopes of imminent rate cuts, Fed Chair Jerome Powell sought to dampen expectations by emphasizing the Fed’s need for data-driven evidence of progress toward achieving its 2% inflation target. Chair Powell’s remarks in late January 2024 took the anticipated March 2024 rate cut off the table.
During the period, investors continued to place big bets on artificial intelligence by pouring billions into the stocks of the so-called Magnificent Seven.2 By March 2024, each of the major U.S. stock indices had hit new record highs as investors became convinced that the Fed had found the path to achieving the sought-after soft-landing scenario of lower inflation without a recession.
The months of January, February, and March 2024 saw the release of three consecutive Consumer Price Index (CPI)3 reports pointing to stickier-than-expected inflation levels, with prices for housing, travel, services, and energy remaining stubbornly high. With the specter of inflation still looming, some analysts—so-called “no-landing” proponents—began to suggest that the Fed might not cut rates in 2024 at all.
In early April 2024, the rally that had propelled equities to new all-time highs began to falter as investors developed fresh concerns around the Fed’s timetable for rate cuts. In mid-April 2024, Chair Powell cautioned that interest rate cuts may occur later than anticipated.
In the weeks and months ahead, markets will likely be focused on the emergence of fresh inflation data as well as the potential impacts of geopolitical events in the Middle East and a looming U.S. presidential election. With market volatility likely to persist, it’s more important than ever to maintain a strong relationship with your financial professional.
Thank you again for investing in Hartford Quality Value ETF. For the most up-to-date information on our funds, please take advantage of all the resources available at hartfordfunds.com.
James Davey
President
Hartford Funds
[1]	S&P 500 Index is a market capitalization-weighted index composed of 500 widely held common stocks. Indices are unmanaged and not available for direct investment. Past performance does not guarantee future results.
[2]	The Magnificent Seven include: Apple, Alphabet, Amazon, Meta Platforms, Microsoft, Nvidia, and Tesla.
[3]	The Consumer Price Index is defined by the Bureau of Labor Statistics as a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services.

Hartford Quality Value ETF

Hartford Quality Value ETF
 Fund Overview
 April 30, 2024 (Unaudited)

Inception 10/13/2023 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks long-term capital appreciation.
Average Annual Total Returns
for the Periods Ended 04/30/2024
	Six Months[1]	1 Year	5 Years	10 Years
Hartford Quality Value ETF (NAV Return)	16.00%	10.50%	8.96%	7.74%
Hartford Quality Value ETF (Market Price)[2]	16.11%	N/A	N/A	N/A
Russell 1000 Value Index[3]	18.42%	13.42%	8.60%	8.43%
Russell 1000 Index[3]	21.17%	22.82%	12.87%	12.14%

[1]	Not annualized.
[2]	The Market Price performance does not include the Predecessor Fund's NAV performance and instead reflects the Fund's Market Price beginning with the Fund's listing on the exchange. Had the Predecessor Fund been structured as an exchange-traded fund, the performance may have differed.
[3]	The Russell 1000 Value Index is the Fund’s underlying reference index, which the investment adviser believes better represents the Fund’s investment strategy. The Russell 1000 Index serves as the Fund’s regulatory benchmark and provides a broad measure of market performance.
Prior to the close of business on 10/13/23, the Fund operated as an open-end mutual fund (the "Predecessor Fund"). The Fund has the same investment objective, strategies and policies as the Predecessor Fund. The NAV returns prior to the Fund's listing on the exchange include the returns of the Predecessor Fund's share classes and operating expenses as follows: Class F (2/28/17-10/13/23); and Class I (8/31/06 - 2/27/17).
Information regarding how often shares of the Fund traded on Cboe BZX Exchange, Inc. (“Cboe BZX”) at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at hartfordfunds.com.
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed or sold, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns for the report period presented in the table may differ from the return in the Financial Highlights. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principles.
ETF shares are bought and sold at market price, not net asset value (NAV). Total returns are calculated using the daily 4:00 p.m. Eastern Time NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns an investor would receive if they traded shares at other times. Brokerage commissions apply and will reduce returns.
Each index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.
You cannot invest directly in an index.
See "Index Glossary" for index descriptions.
The total annual fund operating expense ratio as shown in the Fund’s most recent prospectus was 0.45%. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended 04/30/2024.
Important Risks
Investing involves risk, including the possible loss of principal. The net asset value (NAV) of the Fund’s shares may fluctuate due to changes in the market value of the Fund’s holdings which may in-turn fluctuate due to market and economic conditions. The Fund’s share price may fluctuate due to changes in the relative supply of and demand for the shares on an exchange. The Fund is actively managed and does not seek to replicate the performance of a specified index. • Different investment styles may go in and out of favor, which may cause the Fund to underperform the broader stock market. • For dividend-paying stocks, dividends are not guaranteed and may decrease without notice. • To the extent the Fund focuses on one or more sectors, the Fund may be subject to increased volatility and risk of loss if adverse developments occur. • Integration of environmental, social, and/or governance (ESG) characteristics into the investment process may not work as intended. • In certain instances, unlike other ETFs, the Fund may effect creations and redemptions partly or wholly for cash, rather than in-kind, which may make the Fund less tax-efficient and incur more fees than an ETF that primarily or wholly effects creations and redemptions in-kind.
Composition by Sector(1)
as of 04/30/2024
Sector	Percentage of Net Assets
Equity Securities
Communication Services	6.8%
Consumer Discretionary	4.1
Consumer Staples	8.8
Energy	8.8
Financials	20.8
Health Care	15.2
Industrials	9.0
Information Technology	10.0
Materials	4.2
Real Estate	4.0
Utilities	5.6
Total	97.3%
Short-Term Investments	1.0
Other Assets & Liabilities	1.7
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

2

Hartford Quality Value ETF
Index Glossary (Unaudited)

Russell 1000 Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 3000 Index is designed to measure the performance of the 3,000 largest US companies based on total market capitalizations.
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index is designed to measure the performance of the 1,000 largest companies in the Russell 3000 Index based on their market capitalization and current index membership.
3

Hartford Quality Value ETF
Expense Examples (Unaudited)

Your Fund's Expenses
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of Fund shares and (2) ongoing costs, including investment management fees and certain other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other exchange-traded funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of November 1, 2023 through April 30, 2024. To the extent the Fund was subject to acquired fund fees and expenses during the period, acquired fund fees and expenses are not included in the annualized expense ratio below.
Actual Expenses
The first set of columns of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of shares of the Fund. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different exchange-traded funds. In addition, if these transactional costs were included, your costs would be higher. Expense ratios may vary period to period because of various factors, such as an increase in expenses not covered by the management fee (including expenses of the independent trustees and their counsel, extraordinary expenses and interest expense). Expenses are equal to the Fund's annualized expense ratio multiplied by average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During the Period November 1, 2023 through April 30, 2024	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During the Period November 1, 2023 through April 30, 2024	Annualized expense ratio
Hartford Quality Value ETF	$ 1,000.00	$ 1,160.00	$ 2.42	$ 1,000.00	$ 1,022.63	$ 2.26	0.45%
4

Hartford Quality Value ETF
Schedule of Investments
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.3%
	Banks - 9.6%
86,214	Bank of America Corp.	$ 3,190,780
36,010	Bank of Nova Scotia	1,652,859
33,004	JP Morgan Chase & Co.	6,328,187
84,559	Wells Fargo & Co.	5,016,040
		16,187,866
	Capital Goods - 6.0%
13,768	Honeywell International, Inc.	2,653,507
42,211	Johnson Controls International PLC	2,746,670
4,028	Lockheed Martin Corp.	1,872,738
17,755	Westinghouse Air Brake Technologies Corp.	2,859,975
		10,132,890
	Consumer Discretionary Distribution & Retail - 2.7%
50,724	LKQ Corp.	2,187,726
4,452	Lowe's Cos., Inc.	1,015,011
13,887	TJX Cos., Inc.	1,306,628
		4,509,365
	Consumer Services - 1.4%
72,799	Aramark	2,293,897
	Consumer Staples Distribution & Retail - 1.0%
23,055	Sysco Corp.	1,713,448
	Energy - 8.8%
20,252	Chevron Corp.	3,266,040
65,177	Coterra Energy, Inc.	1,783,243
29,116	EOG Resources, Inc.	3,847,097
44,917	TotalEnergies SE ADR	3,255,135
69,751	Williams Cos., Inc.	2,675,648
		14,827,163
	Equity Real Estate Investment Trusts (REITs) - 4.0%
12,312	American Tower Corp. REIT	2,112,247
89,120	Host Hotels & Resorts, Inc. REIT	1,681,694
5,193	Public Storage REIT	1,347,324
11,254	Simon Property Group, Inc. REIT	1,581,525
		6,722,790
	Financial Services - 4.9%
16,862	American Express Co.	3,946,214
13,382	Charles Schwab Corp.	989,599
35,868	Morgan Stanley	3,258,249
		8,194,062
	Food, Beverage & Tobacco - 5.4%
51,306	Keurig Dr Pepper, Inc.	1,729,012
27,345	Mondelez International, Inc. Class A	1,967,199
37,948	Philip Morris International, Inc.	3,602,783
30,198	Tyson Foods, Inc. Class A	1,831,509
		9,130,503
	Health Care Equipment & Services - 7.5%
10,157	Becton Dickinson & Co.	2,382,832
6,521	Elevance Health, Inc.	3,446,870
43,897	Medtronic PLC	3,522,295
6,655	UnitedHealth Group, Inc.	3,219,024
		12,571,021
	Household & Personal Products - 2.4%
49,431	Kenvue, Inc.	930,292
61,191	Unilever PLC ADR	3,172,753
		4,103,045
	Insurance - 6.3%
29,693	American International Group, Inc.	2,236,180
9,559	Chubb Ltd.	2,376,749
12,046	Marsh & McLennan Cos., Inc.	2,402,334
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.3% - (continued)
	Insurance - 6.3% - (continued)
13,316	MetLife, Inc.	$ 946,501
33,420	Principal Financial Group, Inc.	2,644,859
		10,606,623
	Materials - 4.2%
171,063	Amcor PLC	1,529,303
30,801	BHP Group Ltd. ADR(1)	1,698,983
12,763	Celanese Corp.	1,960,525
33,099	FMC Corp.	1,953,172
		7,141,983
	Media & Entertainment - 6.0%
11,946	Alphabet, Inc. Class A*	1,944,570
55,093	Comcast Corp. Class A	2,099,594
30,360	Omnicom Group, Inc.	2,818,622
29,489	Walt Disney Co.	3,276,228
		10,139,014
	Pharmaceuticals, Biotechnology & Life Sciences - 7.7%
43,509	AstraZeneca PLC ADR	3,301,463
34,952	Merck & Co., Inc.	4,516,498
20,587	Novartis AG ADR	1,999,615
124,176	Pfizer, Inc.	3,181,389
		12,998,965
	Semiconductors & Semiconductor Equipment - 5.9%
50,795	Intel Corp.	1,547,724
23,699	Micron Technology, Inc.	2,677,039
1,744	NXP Semiconductors NV	446,795
18,561	QUALCOMM, Inc.	3,078,342
12,725	Texas Instruments, Inc.	2,244,944
		9,994,844
	Software & Services - 2.9%
7,083	Accenture PLC Class A	2,131,345
41,645	Cognizant Technology Solutions Corp. Class A	2,735,244
		4,866,589
	Technology Hardware & Equipment - 1.2%
44,813	Cisco Systems, Inc.	2,105,315
	Telecommunication Services - 0.8%
8,327	T-Mobile U.S., Inc.	1,367,044
	Transportation - 3.0%
51,326	Delta Air Lines, Inc.	2,569,893
54,224	Knight-Swift Transportation Holdings, Inc.	2,506,775
		5,076,668
	Utilities - 5.6%
27,062	American Electric Power Co., Inc.	2,328,144
20,317	Atmos Energy Corp.	2,395,374
24,936	Duke Energy Corp.	2,450,212
32,459	Sempra	2,325,038
		9,498,768
	Total Common Stocks (cost $127,190,580)	$ 164,181,863
SHORT-TERM INVESTMENTS - 1.0%
	Securities Lending Collateral - 1.0%
259,869	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.22%(2)	$ 259,869
866,230	HSBC U.S. Government Money Market Fund, Institutional Class, 5.23%(2)	866,230
259,869	Invesco Government & Agency Portfolio, Institutional Class, 5.23%(2)	259,869

The accompanying notes are an integral part of these financial statements.
5

Hartford Quality Value ETF
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 1.0% - (continued)
	Securities Lending Collateral - 1.0% - (continued)
259,869	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.23%(2)		$ 259,869
	Total Short-Term Investments (cost $1,645,837)		$ 1,645,837
	Total Investments (cost $128,836,417)	98.3%	$ 165,827,700
	Other Assets and Liabilities	1.7%	2,873,093
	Total Net Assets	100.0%	$ 168,700,793
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$ 16,187,866	$ 16,187,866	$ —	$ —
Capital Goods	10,132,890	10,132,890	—	—
Consumer Discretionary Distribution & Retail	4,509,365	4,509,365	—	—
Consumer Services	2,293,897	2,293,897	—	—
Consumer Staples Distribution & Retail	1,713,448	1,713,448	—	—
Energy	14,827,163	14,827,163	—	—
Equity Real Estate Investment Trusts (REITs)	6,722,790	6,722,790	—	—
Financial Services	8,194,062	8,194,062	—	—
Food, Beverage & Tobacco	9,130,503	9,130,503	—	—
Health Care Equipment & Services	12,571,021	12,571,021	—	—
Household & Personal Products	4,103,045	4,103,045	—	—
Insurance	10,606,623	10,606,623	—	—
Materials	7,141,983	7,141,983	—	—
Media & Entertainment	10,139,014	10,139,014	—	—
Pharmaceuticals, Biotechnology & Life Sciences	12,998,965	12,998,965	—	—
Semiconductors & Semiconductor Equipment	9,994,844	9,994,844	—	—
Software & Services	4,866,589	4,866,589	—	—
Technology Hardware & Equipment	2,105,315	2,105,315	—	—
Telecommunication Services	1,367,044	1,367,044	—	—
Transportation	5,076,668	5,076,668	—	—
Utilities	9,498,768	9,498,768	—	—
Short-Term Investments	1,645,837	1,645,837	—	—
Total	$ 165,827,700	$ 165,827,700	$ —	$ —

(1)	For the six-month period ended April 30, 2024, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.
6

Hartford Quality Value ETF
GLOSSARY: (abbreviations used in preceding Schedule of Investments) (Unaudited)

Other Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
7

Hartford Quality Value ETF
 Statement of Assets and Liabilities
April 30, 2024 (Unaudited)

Hartford Quality Value ETF
Assets:
Investments in securities, at market value(1)	$ 165,827,700
Cash	4,634,994
Cash collateral held for securities on loan	86,623
Receivables:
Dividends and interest	87,686
Securities lending income	1,225
Tax reclaims	77,031
Total assets	170,715,259
Liabilities:
Obligation to return securities lending collateral	1,732,460
Payables:
Investment securities purchased	219,256
Investment management fees	62,750
Total liabilities	2,014,466
Net assets	$ 168,700,793
Summary of Net Assets:
Paid-in-capital	$ 120,424,822
Distributable earnings (loss)	48,275,971
Net assets	168,700,793
Net asset value per share	23.81
Shares issued and outstanding	7,084,258
Cost of investments	$ 128,836,417
(1) Includes Investment in securities on loan, at market value	$ 1,647,629
The accompanying notes are an integral part of these financial statements.
8

Hartford Quality Value ETF
 Statement of Operations
For the Six-Month Period Ended April 30, 2024 (Unaudited)

Hartford Quality Value ETF
Investment Income:
Dividends	$ 2,382,594
Interest	116,625
Securities lending — net	1,727
Less: Foreign tax withheld	(31,948)
Total investment income, net	2,468,998
Expenses:
Investment management fees	378,901
Total expenses	378,901
Commission recapture	(1,065)
Total fees paid indirectly	(1,065)
Total expenses	377,836
Net Investment Income (Loss)	2,091,162
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions on:
Investments	10,082,637 (1)
Other foreign currency transactions	(471)
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	10,082,166
Net Changes in Unrealized Appreciation (Depreciation) of:
Investments	12,788,707
Net Changes in Unrealized Appreciation (Depreciation)	12,788,707
Net Gain (Loss) on Investments and Foreign Currency Transactions	22,870,873
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 24,962,035

(1)	Includes realized gains/(losses) as a result of in-kind redemptions (See Note 9 in Notes to Financial Statements).
The accompanying notes are an integral part of these financial statements.
9

Hartford Quality Value ETF
 Statement of Changes in Net Assets

	Hartford Quality Value ETF(1)
	For the Six-Month Period Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023
Operations:
Net investment income (loss)	$ 2,091,162	$ 4,548,697
Net realized gain (loss) on investments and foreign currency transactions	10,082,166	1,553,830
Net changes in unrealized appreciation (depreciation) of investments	12,788,707	(10,410,498)
Net Increase (Decrease) in Net Assets Resulting from Operations	24,962,035	(4,307,971)
Distributions to Shareholders	(4,889,088)	(15,608,432)
Capital Share Transactions (See Note 10 in the Notes to Financial Statements):(2)
Sold	577,198	179,997,849
Issued on reinvestment of distributions	—	15,400,431
Redeemed	(13,729,864)	(258,575,478)
Net increase (decrease) from capital share transactions	(13,152,666)	(63,177,198)
Net Increase (Decrease) in Net Assets	6,920,281	(83,093,601)
Net Assets:
Beginning of period	161,780,512	244,874,113
End of period	$ 168,700,793	$ 161,780,512

(1)	During fiscal year 2023, the Fund converted from a mutual fund to an ETF pursuant to an Agreement and Plan of Reorganization. All information and references to periods prior to the close of business on October 13, 2023 refers to the Predecessor Fund. See Note 1 in the Notes to Financial Statements for additional information about the Reorganization.
(2)	Reflects reorganization from Hartford Quality Value Fund on October 13, 2023. See Note 1.
The accompanying notes are an integral part of these financial statements.
10

Hartford Quality Value ETF
Financial Highlights

—Selected Per-Share Data(1)—									—Ratios and Supplemental Data —
Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Other Capital	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover(4)
Hartford Quality Value ETF(5)
For the Six-Month Period Ended April 30, 2024 (Unaudited)
$ 21.12	$ 0.29	$ 3.06	$ 3.35	$ —	$ (0.62)	$ (0.04)	$ (0.66)	$ 23.81	16.00% (6)	$ 168,701	0.45% (7)	0.45% (7)	2.48% (7)	18%
For the Year Ended October 31, 2023
$ 23.22	$ 0.38	$ (0.89)	$ (0.51)	$ —	$ (0.47)	$ (1.12)	$ (1.59)	$ 21.12	(2.60)%	$ 161,781	0.51%	0.46%	1.75%	30%
For the Year Ended October 31, 2022
$ 25.84	$ 0.49	$ (1.39)	$ (0.90)	$ —	$ (0.47)	$ (1.25)	$ (1.72)	$ 23.22	(3.78)%	$ 12,495	0.55%	0.46%	2.07%	24%
For the Year Ended October 31, 2021
$ 18.31	$ 0.45	$ 7.62	$ 8.07	$ —	$ (0.54)	$ —	$ (0.54)	$ 25.84	44.84%	$ 12,182	0.56%	0.46%	1.92%	21%
For the Year Ended October 31, 2020
$ 20.83	$ 0.50	$ (1.82)	$ (1.32)	$ —	$ (0.61)	$ (0.59)	$ (1.20)	$ 18.31	(6.94)%	$ 8,975	0.58%	0.46%	2.64%	26%
For the Year Ended October 31, 2019
$ 19.77	$ 0.48	$ 1.92	$ 2.40	$ —	$ (0.36)	$ (0.98)	$ (1.34)	$ 20.83	13.58%	$ 11,040	0.55%	0.46%	2.52%	23%

FINANCIAL HIGHLIGHTS FOOTNOTES
(1)	Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.
(2)	Total return is calculated assuming a hypothetical purchase of beneficial shares on the opening of the first day at the net asset value and a sale on the closing of the last day at the net asset value of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation, to be reinvested at net asset value at the end of the distribution day.
(3)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(4)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(5)	During fiscal year 2023, the Fund converted from a mutual fund to an ETF pursuant to an Agreement and Plan of Reorganization. As a result, the financial highlight information reflects that of the Predecessor Fund's Class F for all the periods up through the Reorganization. See Note 1 in the Notes to Financial Statements for additional information about the Reorganization.
(6)	Not annualized.
(7)	Annualized.
The accompanying notes are an integral part of these financial statements.
11

Hartford Quality Value ETF
 Notes to Financial Statements
 April 30, 2024 (Unaudited)

1.	Organization:
Hartford Funds Exchange-Traded Trust (the "Trust") is an open-end registered management investment company comprised of nine operational series as of April 30, 2024. Financial statements for the Hartford Quality Value ETF ("Quality Value ETF" or the "Fund") are included in this report. The financial statements of the remaining series of the Trust are presented separately.
The Fund acquired all the assets and liabilities of the Hartford Quality Value Fund (the "Predecessor Fund") pursuant to an Agreement and Plan of Reorganization as of the close of business on October 13, 2023 (the “Reorganization”). Prior to October 13, 2023, the financial statements of the Fund reflect the historical results of the Predecessor Fund. All information and references to periods prior to the close of business on October 13, 2023, refer to the Predecessor Fund. Following the Reorganization, the Predecessor Fund’s performance and financial history were adopted by the new Fund.
Hartford Funds Management Company, LLC (the "Investment Manager" or "HFMC") paid for the costs incurred by the Fund and Predecessor Fund associated with the Reorganization (including the legal costs associated with the Reorganization), including any brokerage fees and expenses incurred by the Fund related to the disposition and acquisition of assets as part of the Reorganization. Brokerage fees and expenses related to the disposition and acquisition of Assets (including any disposition to raise cash to pay redemption proceeds) that are incurred in the ordinary course of business were not covered by HFMC. The Fund is expected to have a lower net expense ratio than the net expense ratio of each share class of the Predecessor Fund after taking into consideration fees waived and/or expenses reimbursed pursuant to an expense limitation agreement between the Investment Manager and the Predecessor Fund. In addition, the Fund is expected to have lower gross expenses, before giving effect to fee waivers and/or expense reimbursements, than any class of shares of the Predecessor Fund.
The Fund has the same investment objective, investment strategy, and fundamental investment policies as the Predecessor Fund. There are no material differences in the accounting, valuation and tax policies of the Predecessor Fund as compared to those of the Fund. The Reorganization did not result in a material change to the Fund’s portfolio holdings.
The Fund is an actively managed, exchange-traded fund ("ETF") that trades on an exchange like other publicly traded securities. Shares of the Fund are listed and traded on Cboe BZX Exchange, Inc ("Cboe BZX"). Shares of the Fund may be purchased or redeemed directly from the Fund in Creation Units at net asset value ("NAV") only by certain large institutional investors ("Authorized Participants") who have entered into agreements with ALPS Distributors, Inc. ("ALPS" or the "Distributor"), the Fund's Distributor.
The Trust was organized as a Delaware statutory trust on September 20, 2010 and is registered with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). The shares of the Fund are registered under the Securities Act of 1933, as amended (the "Securities Act"). The Fund is a diversified open-end management investment company. The Fund applies specialized accounting and reporting standards under Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 "Financial Services – Investment Companies."
2.	Significant Accounting Policies:
The following is a summary of significant accounting policies of the Fund used in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles ("U.S. GAAP"). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
a)	Determination of Net Asset Value – The NAV of the Fund's shares is determined as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the Exchange is open (“Valuation Date”). If the Exchange is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, the Fund may treat such day as a typical business day and accept creation and redemption orders from Authorized Participants and calculate the Fund’s NAV in accordance with applicable law. The NAV for the shares of the Fund is determined by dividing the value of the Fund’s net assets attributable to the shares by the number of shares outstanding. Information that becomes known to the Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.
b)	Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV per share of the Fund, portfolio securities and other assets held in the Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.
12

Hartford Quality Value ETF
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

With respect to the Fund's investments that do not have readily available market prices, the Trust's Board of Trustees (the "Board") has designated HFMC as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the 1940 Act (the "Valuation Designee").
If market prices are not readily available or deemed unreliable, the Valuation Designee determines the fair value of the security or other instrument in good faith under policies and procedures approved by and under the supervision of the Board ("Valuation Procedures").
The Valuation Designee has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee (the "Valuation Committee"). The Valuation Committee will consider all available relevant factors in determining an investment’s fair value. The Valuation Designee reports fair value matters to the Audit Committee of the Board.
Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Fund. The value of the foreign securities or other instruments in which the Fund invests may change on days when a shareholder will not be able to purchase, sell or redeem shares of the Fund.
Fixed income investments (other than short-term obligations) and non-exchange traded derivatives held by the Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost, which approximates fair value.
Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange ("Exchange Close"). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.
Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, sell or redeem shares of the Fund.
Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.
Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Investments in investment companies that are not listed or traded on an exchange ("Non-Traded Funds"), if any, are valued at the respective NAV of each Non-Traded Fund on the Valuation Date. Such Non-Traded Funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.
Financial instruments for which prices are not available from an independent pricing service may be valued using quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of the Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:
•	Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange-traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange-traded funds, rights and warrants.
•	Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.
•	Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment
13

Hartford Quality Value ETF
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.
Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.
For additional information, refer to the Fair Value Summary and the Level 3 roll-forward reconciliation, if applicable, which follows the Fund’s Schedule of Investments.
c)	Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost. Income tax-related interest and penalties, if incurred, are recorded as income tax expense.
Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, the Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available. Interest income, including amortization of premium, accretion of discounts, inflation adjustments and additional principal received in-kind in lieu of cash, is accrued on a daily basis.
Please refer to Note 7 for Securities Lending information.
d)	Taxes – The Fund may be subject to taxes imposed on realized gains on securities of certain foreign countries in which the Fund invests. The Fund may also be subject to taxes withheld on foreign dividends and interest from securities in which the Fund invests. The amount of any foreign taxes withheld and foreign tax expense is included on the accompanying Statement of Operations as a reduction to net investment income or net realized or unrealized gain (loss) on investments in these securities, if applicable.
e)	Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the Valuation Date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.
The Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.
Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.
f)	Dividend Distributions to Shareholders – Dividends are declared pursuant to a policy adopted by the Board. Dividends and/or distributions to shareholders are recorded on ex-date. The policy for the Fund is to pay dividends from net investment income and realized gains, if any, at least once a year. Dividends may be declared and paid more frequently or at any other times to comply with the distribution requirements of the Internal Revenue Code.
Income dividends and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing.
3.	Securities and Other Investments:
a)	Restricted Securities – The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if applicable, is included at the end of the Fund's Schedule of Investments.
b)	Repurchase Agreements – A repurchase agreement is an agreement between two parties whereby one party sells the other a security at a specified price with a commitment to repurchase the security later at an agreed-upon price, date and interest payment. The Fund is permitted to enter into fully collateralized repurchase agreements. The Trust's Board has delegated to the sub-adviser, as applicable, the
14

Hartford Quality Value ETF
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

responsibility of evaluating the creditworthiness of the banks and securities dealers with which the Fund will engage in repurchase agreements. The sub-adviser will monitor such transactions to ensure that the value of underlying collateral will be at least equal to the total amount of the repurchase obligation as required by the valuation provision of the repurchase agreement, including the accrued interest. Repurchase agreements carry the risk that the market value of the securities declines below the repurchase price. The Fund could also lose money if it is unable to recover the securities and the value of any collateral held. In the event the borrower commences bankruptcy proceedings, a court may characterize the transaction as a loan. If the Fund has not perfected a security interest in the underlying collateral, the Fund may be required to return the underlying collateral to the borrower’s estate and be treated as an unsecured creditor. As an unsecured creditor, the Fund could lose some or all of the principal and interest involved in the transaction. See the Fund's Schedule of Investments, if applicable, for repurchase agreements as of April 30, 2024.
4.	Principal Risks:
The Fund’s investments expose it to various types of risks associated with financial instruments and the markets. The Fund may be exposed to the risks described below. The Fund's prospectus provides details of its principal risks.
The market values of equity securities, such as common stocks and preferred stocks, or equity related derivative investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities. The extent of the Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s Schedule of Investments.
A widespread health crisis, such as a global pandemic, could cause substantial market volatility, exchange trading suspensions or restrictions and closures of securities exchanges and businesses, impact the ability to complete redemptions, and adversely impact Fund performance. The outbreak of COVID-19, a respiratory disease caused by a novel coronavirus, negatively affected the worldwide economy, created supply chain disruptions and labor shortages, and impacted the financial health of individual companies and the market in significant and unforeseen ways. The effects to public health, business and market conditions resulting from COVID-19 pandemic have had, and may in the future have, a significant negative impact on the performance of the Fund’s investments, including exacerbating other pre-existing political, social and economic risks.
The banking sector has been subject to increased market volatility. As a result, the Fund’s investments in the banking sector may be subject to increased volatility risk.
5.	Federal Income Taxes:
a)	The Fund intends to continue to qualify as a Regulated Investment Company ("RIC") under Subchapter M of the Internal Revenue Code ("IRC") by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders each year. The Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains during the calendar year ending December 31, 2024. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.
b)	Capital Loss Carryforward – Under the Regulated Investment Company Modernization Act of 2010, funds are permitted to carry forward capital losses for an unlimited period.
At October 31, 2023 (tax year end), the Fund had no capital loss carryforwards for U.S. federal income tax purposes.
c)	Tax Basis of Investments – The aggregate cost of investments for federal income tax purposes at April 30, 2024 was substantially the same for book purposes. The net unrealized appreciation/(depreciation) on investments, which consists of gross unrealized appreciation and depreciation, is disclosed below:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$ 128,836,417	$ 40,902,912	$ (3,911,629)	$ 36,991,283
15

Hartford Quality Value ETF
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

6.	Expenses:
a)	Investment Management Agreement – HFMC serves as the Fund’s investment manager. The Trust, on behalf of the Fund, has entered into an Investment Management Agreement with HFMC. HFMC is an indirect subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"). HFMC has overall investment supervisory responsibility for the Fund. In addition, HFMC provides administrative personnel, services, equipment, facilities and office space for proper operation of the Fund. HFMC has contracted with Wellington Management Company LLP ("Wellington Management") under a sub-advisory agreement pursuant to which Wellington Management performs the daily investment of the assets of the Fund in accordance with the Fund's investment objective and policies. The Fund pays a fee to HFMC, a portion of which may be used to compensate Wellington.
Under the Investment Management Agreement, the Investment Manager agrees to pay all expenses of the Trust, except (i) interest and taxes; (ii) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (iii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iv) extraordinary expenses; (v) distribution fees and expenses paid by the Trust under any distribution plan that may be adopted pursuant to Rule 12b-1 under the 1940 Act; (vi) acquired fund fees and expenses; and (vii) the management fee payable to the Investment Manager under the Investment Management Agreement. The payment or assumption by the Investment Manager of any expense of the Trust that the Investment Manager is not required by the Investment Management Agreement to pay or assume shall not obligate the Investment Manager to pay or assume the same or any similar expense of the Trust on any subsequent occasion.
The schedule below reflects the rates of compensation paid to HFMC for investment management services rendered as of April 30, 2024; the rates are accrued daily and paid monthly based on the Fund’s average daily net assets, at the following annual rates:

Management Fee Rates
0.45%
b)	Accounting Services Agreement - HFMC provides the Fund with accounting services pursuant to a fund accounting agreement by and between the Trust, on behalf of the Fund and HFMC. HFMC is not entitled to any compensation under this agreement. HFMC has delegated certain accounting and administrative services functions to State Street Bank and Trust Company ("State Street"). The cost and expenses of such delegation are born by HFMC, not the Fund.
c)	Fees Paid Indirectly – The Fund has entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc, to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of the Fund’s expenses. For the six-month period ended April 30, 2024, the amount is included in the Statement of Operations.
For the six-month period ended April 30, 2024, the amount of fees recaptured did not impact the ratio of expenses to average net assets in the accompanying financial highlights.
d)	Distribution Plans - The Fund has not adopted a Rule 12b-1 Distribution and Service Plan in accordance with Rule 12b-1 under the 1940 Act.
e)	Other Related Party Transactions – Certain officers of the Trust are trustees and/or officers of HFMC and/or The Hartford or its subsidiaries. For the six-month period ended April 30, 2024, a portion of the Trust's Chief Compliance Officer’s ("CCO") compensation was paid by HFMC. As part of the Fund's Investment Management Agreement, HFMC also pays any CCO compensation on behalf of the Fund.
7.	Securities Lending:
The Trust has entered into a securities lending agency agreement ("lending agreement") with Citibank, N.A. ("Citibank"). The Fund may lend portfolio securities to certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one-third (33 1/3%) of the value of its total assets. The Fund may lend portfolio securities, provided that the borrower provides collateral that is maintained in an amount at least equal to the current market value of the securities loaned. Cash collateral is invested for the benefit of the Fund by the Fund’s lending agent pursuant to collateral investment guidelines. The collateral is marked to market daily, in an amount at least equal to the current market value of the securities loaned. The contractual maturities of the securities lending transactions are considered overnight and continuous.
The Fund is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Fund’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) the Fund could lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral; (iv) the risk that the borrower may use the loaned securities to cover a short sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could
16

Hartford Quality Value ETF
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

be delayed and interfere with portfolio management decisions; (vi) the risk that any efforts to restrict or recall the securities for purposes of voting may not be effective; and (vii) operational risks (i.e., the risk of losses resulting from problems in the settlement and accounting process especially so in certain international markets). These events could also trigger adverse tax consequences for the Fund.
The Fund retains loan fees and the interest on cash collateral investments but is required to pay the borrower a rebate for the use of cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Fund). Upon termination of a loan, the Fund is required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statement of Operations as Investment Income from securities lending. The Fund also receives payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Investment Income from dividends or interest, respectively, on the Statement of Operations.
The following table presents the market value of the securities on loan and the cash and non-cash collateral posted by the borrower as of April 30, 2024.

Investment Securities on Loan, at market value, Presented on the Statements of Assets and Liabilities	Cash Collateral(1)	Non-Cash Collateral(1)
$1,647,629	$1,732,460	$—

(1)	It is the Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract due to timing. Pursuant to the lending agreement, the borrower will provide collateral in an amount at least equal to the current market value of securities loaned.
8.	Custodian and Transfer Agent:
State Street Bank and Trust Company ("State Street") serves as Custodian for the Fund pursuant to a custodian agreement ("Custodian Agreement") dated December 31, 2014, as amended from time to time. As Custodian, State Street holds the Fund’s assets, calculates the net asset value of the shares and calculates net income and realized capital gains or losses. State Street serves as Transfer Agent of the Fund pursuant to a transfer agency and service agreement ("Transfer Agency and Service Agreement") dated February 13, 2018, as amended from time to time. As Transfer Agent, State Street maintains the records of each Authorized Participant’s ownership of the Fund and processes the purchases and redemptions of Creation Units.
For the services provided under the Custodian Agreement and Transfer Agency and Service Agreement, HFMC, and not the Fund, compensates State Street pursuant to the Fund's unitary management fee structure.
9.	Investment Transactions:
For the six-month period ended April 30, 2024, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:

Cost of Purchases Excluding U.S. Government Obligations	Sales Proceeds Excluding U.S. Government Obligations	Total Cost of Purchases	Total Sales Proceeds
$29,413,424	$33,855,453	$29,413,424	$33,855,453
For the six-month period ended April 30, 2024, in-kind transactions, which are not included in the table above, associated with purchase or redemption of Creation Units were as follows:
Cost of Purchases	Sales Proceeds	Realized Gain/(Loss)
$ 556,380	$ 13,159,673	$ 3,924,819

10.	Share Transactions:
The Fund will issue and redeem shares at NAV only with certain Authorized Participants in large increments known as "Creation Units." Purchases of Creation Units are made by tendering a basket of designated securities to the Fund and redemption proceeds are paid with a basket of securities from the Fund with a balancing cash component to equate the market value of the basket securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted in an amount equivalent to the value of certain securities generally when
17

Hartford Quality Value ETF
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

they are not available in sufficient quantity for delivery. The Fund’s shares are available in smaller increments to individual investors in the secondary market at market prices and may be subject to commissions. Authorized Participants may be required to pay a transaction fee when purchasing and redeeming Creation Units of the Fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units, and, if any, is recorded as Other Capital on the Statement of Changes in Net Assets.
Purchase or redemption of Creation Units is only available to an Authorized Participant. An Authorized Participant is either (1) a "Participating Party" (i.e., a broker-dealer or other participant in the clearing process of the Continuous Net Settlement System of the NSCC) ("Clearing Process"), or (2) a participant of DTC ("DTC Participant"), and, in each case, must have executed an agreement ("Participation Agreement") with the Distributor with respect to creations and redemptions of Creation Units, and is recorded as Other Capital on the Statement of Changes in Net Assets.
Shares of the Fund are listed and traded throughout the day on Cboe BZX. Shares of the Fund are publicly traded. Retail investors may purchase or sell shares in the secondary market (not from the Fund) through a broker or dealer. Investors purchasing or selling shares in the secondary market may pay a commission, market premium or discount or other transaction charge, to a broker or dealer, as well as some or all of the spread between the bid and the offered price for each purchase or sale transaction. Unless imposed by a broker or dealer, there is no minimum dollar amount upon purchase and no minimum number of shares that must be purchased in the secondary market. Because transactions in the secondary market occur at market prices, an investor may pay more than NAV upon purchase of shares and may receive less than the Fund’s NAV upon sale of shares.
Because the Fund is structured as an ETF, individual shares may only be purchased and sold on a listing exchange through a broker-dealer. The price of shares is based on market price, and because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund will only issue or redeem Creation Units to Authorized Participants who have entered into agreements with the Distributor. The Fund generally will issue or redeem Creation Units in return for a designated basket of securities (and an amount of cash) that the Fund specifies each day. The Fund does not impose any restrictions on the frequency of purchases and redemptions; however, the Fund reserves the right to reject or limit purchases at any time.
The following information is for the six-month period ended April 30, 2024 and the year ended October 31, 2023:

	For the Six-Month Period Ended April 30, 2024		For the Year Ended October 31, 2023(1)
	Shares	Amount	Shares	Amount
Shares Sold(2)	25,001	$ 577,198	7,278,138	$ 156,946,712
Shares Issued for Reinvested Dividends(2)	—	—	37,745	858,432
Shares Redeemed(2)	(600,000)	(13,729,864)	(7,878,908)	(170,802,378)
Reorganization (see Note 1)	—	—	7,684,257	166,507,716
Net Increase (Decrease)(2)	(574,999)	(13,152,666)	7,121,232	153,510,482
Class A
Shares Sold			314,497	$ 7,284,449
Shares Issued for Reinvested Dividends			458,294	10,659,453
Shares Redeemed			(8,103,051)	(179,821,950)
Net Increase (Decrease)			(7,330,260)	(161,878,048)
Class C
Shares Sold			97,617	$ 1,876,188
Shares Issued for Reinvested Dividends			15,597	302,177
Shares Redeemed			(286,977)	(5,349,607)
Net Increase (Decrease)			(173,763)	(3,171,242)
Class I
Shares Sold			388,347	$ 8,732,221
Shares Issued for Reinvested Dividends			87,476	2,001,361
Shares Redeemed			(1,787,994)	(39,221,923)
Net Increase (Decrease)			(1,312,171)	(28,488,341)
Class R3
Shares Sold			2,736	$ 63,393
Shares Issued for Reinvested Dividends			2,297	54,524
Shares Redeemed			(44,059)	(999,179)
Net Increase (Decrease)			(39,026)	(881,262)
Class R4
Shares Sold			31,094	$ 738,003
Shares Issued for Reinvested Dividends			13,177	316,133
Shares Redeemed			(254,050)	(5,787,791)
Net Increase (Decrease)			(209,779)	(4,733,655)
18

Hartford Quality Value ETF
 Notes to Financial Statements – (continued)
 April 30, 2024 (Unaudited)

	For the Six-Month Period Ended April 30, 2024		For the Year Ended October 31, 2023(1)
	Shares	Amount	Shares	Amount
Class R5
Shares Sold			603	$ 15,289
Shares Issued for Reinvested Dividends			910	22,057
Shares Redeemed			(15,180)	(350,957)
Net Increase (Decrease)			(13,667)	(313,611)
Class R6
Shares Sold			156,960	$ 3,721,449
Shares Issued for Reinvested Dividends			32,143	780,498
Shares Redeemed			(667,871)	(15,451,489)
Net Increase (Decrease)			(478,768)	(10,949,542)
Class Y
Shares Sold			25,536	$ 620,145
Shares Issued for Reinvested Dividends			16,684	405,796
Shares Redeemed			(316,362)	(7,297,920)
Net Increase (Decrease)			(274,142)	(6,271,979)
Total Net Increase (Decrease)			(2,710,344)	$ (63,177,198)

(1)	During fiscal year 2023, the Fund converted from a mutual fund to an ETF pursuant to an Agreement and Plan of Reorganization. All information and references to periods prior to the close of business on October 13, 2023 refers to the Predecessor Fund. See Note 1 in the Notes to Financial Statements for additional information about the Reorganization.
(2)	Includes Class F Shares of the Predecessor Fund prior to the Reorganization and the Quality Value ETF post Reorganization.
11.	Indemnifications:
Under the Trust’s organizational documents, the Trust shall indemnify its officers and trustees to the full extent required or permitted under the applicable laws of the State of Delaware and federal securities laws. In addition, the Trust, on behalf of the Fund, may enter into contracts that contain a variety of indemnifications. The Trust’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
12.	Regulatory Update:
The SEC adopted rule and form amendments that will change the format and content of the Fund's annual and semi-annual reports. Certain information, including the financial statements, will not appear in the Fund's new tailored shareholder reports but will be available online, delivered free of charge upon request, and filed with the SEC on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, Management is working to implement these rule and form amendment changes.
13.	Subsequent Events:
In connection with the preparation of the financial statements of the Fund as of and for the six-month period ended April 30, 2024, events and transactions subsequent to April 30, 2024, through the date the financial statements were issued have been evaluated by the Fund's management for possible adjustment and/or disclosure.
Effective as of June 1, 2024, the Fund’s fiscal year end changed from October 31 to July 31.
19

Hartford Quality Value ETF

HOW TO OBTAIN A COPY OF THE FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 are available (1) without charge, upon request, by calling  800-456-7526 and (2) on the SEC’s website at http://www.sec.gov. Amendments to Form N-PX will also require Funds to make available their proxy voting record on the Funds' website after a Fund's N-PX filing with the SEC, with the first filings subject to the amendments due by the end of August 2024.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s portfolio holdings filed as an exhibit to Form N-PORT for the most recent first and third quarter of the Fund’s fiscal year are available (1) without charge, upon request, by calling 800-456-7526, (2) on the Fund's website, hartfordfunds.com, and (3) on the SEC’s website at http://www.sec.gov.
20

THIS PRIVACY POLICY IS NOT PART OF THIS REPORT
Customer Privacy Notice
The Hartford Financial Services Group, Inc. and Affiliates
(herein called “we, our, and us”)
This Privacy Policy applies to our United States Operations
We value your trust. We are committed to the responsible:
a)	management;
b)	use; and
c)	protection;
of Personal Information.
This notice describes how we collect, disclose, and protect Personal Information.
We collect Personal Information to:
a)	service your Transactions with us; and
b)	support our business functions.
We may obtain Personal Information from:
a)	You;
b)	your Transactions with us; and
c)	third parties such as a consumer-reporting agency.
Based on the type of product or service You apply for or get from us, Personal Information such as:
a)	your name;
b)	your address;
c)	your income;
d)	your payment; or
e)	your credit history;
may be gathered from sources such as applications, Transactions, and consumer reports.
To serve You and service our business, we may share certain Personal Information.
We will share Personal Information, only as allowed by law, with affiliates such as:
a)	our insurance companies;
b)	our employee agents;
c)	our brokerage firms; and
d)	our administrators.
As allowed by law, we may share Personal Financial Information with our affiliates to:
a)	market our products; or
b)	market our services;
to You without providing You with an option to prevent these disclosures.
We may also share Personal Information, only as allowed by law, with unaffiliated third parties including:
a)	independent agents;
b)	brokerage firms;
c)	insurance companies;
d)	administrators; and
e)	service providers;
who help us serve You and service our business.
When allowed by law, we may share certain Personal Financial Information with other unaffiliated third parties who assist us by performing services or functions such as:
a)	taking surveys;
b)	marketing our products or services; or
c)	offering financial products or services under a joint agreement between us and one or more financial institutions.
We, and third parties we partner with, may track some of the pages You visit through the use of:
a)	cookies;
b)	pixel tagging; or
c)	other technologies;
and currently do not process or comply with any web browser’s “do not track” signal or other similar mechanism that indicates a request to disable online tracking of individual users who visit our websites or use our services.
For more information, our Online Privacy Policy, which governs information we collect on our website and our affiliate websites, is available at https://www.thehartford.com/online-privacy-policy.
We will not sell or share your Personal Financial Information with anyone for purposes unrelated to our business functions without offering You the opportunity to:
a)	“opt-out;” or
b)	“opt-in;”
as required by law.
We only disclose Personal Health Information with:
a)	your authorization; or
b)	as otherwise allowed or required by law.
Our employees have access to Personal Information in the course of doing their jobs, such as:
a)	underwriting policies;
b)	paying claims;
c)	developing new products; or
d)	advising customers of our products and services.

We use manual and electronic security procedures to maintain:
a)	the confidentiality; and
b)	the integrity of;
Personal Information that we have. We use these procedures to guard against unauthorized access.
Some techniques we use to protect Personal Information include:
a)	secured files;
b)	user authentication;
c)	encryption;
d)	firewall technology; and
e)	the use of detection software.
We are responsible for and must:
a)	identify information to be protected;
b)	provide an adequate level of protection for that data; and
c)	grant access to protected data only to those people who must use it in the performance of their job-related duties.
Employees who violate our privacy policies and procedures may be subject to discipline, which may include termination of their employment with us.
We will continue to follow our Privacy Policy regarding Personal Information even when a business relationship no longer exists between us.
As used in this Privacy Notice:
Application means your request for our product or service.
Personal Financial Information means financial information such as:
a)	credit history;
b)	income;
c)	financial benefits; or
d)	policy or claim information.
Personal Financial Information may include Social Security Numbers, Driver’s license numbers, or other government-issued identification numbers, or credit, debit card, or bank account numbers.
Personal Health Information means health information such as:
a)	your medical records; or
b)	information about your illness, disability or injury.
Personal Information means information that identifies You personally and is not otherwise available to the public. It includes:
a)	Personal Financial Information; and
b)	Personal Health Information.
Transaction means your business dealings with us, such as:
a)	your Application;
b)	your request for us to pay a claim; and
c)	your request for us to take an action on your account.
You means an individual who has given us Personal Information in conjunction with:
a)	asking about;
b)	applying for; or
c)	obtaining;
a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.
If you have any questions or comments about this privacy notice, please feel free to contact us at The Hartford – Consumer Rights and Privacy Compliance Unit, One Hartford Plaza, Mail Drop: HO1-09, Hartford, CT 06155, or at ConsumerPrivacyInquiriesMailbox@thehartford.com.
This Customer Privacy Notice is being provided on behalf of The Hartford Financial Services Group, Inc. and its affiliates (including the following as of February 2024), to the extent required by the Gramm-Leach-Bliley Act and implementing regulations:
1stAGChoice, Inc.; Access CoverageCorp, Inc.; Access CoverageCorp Technologies, Inc.; Business Management Group, Inc.; Cervus Claim Solutions, LLC; First State Insurance Company; FTC Resolution Company LLC; Hart Re Group L.L.C.; Hartford Accident and Indemnity Company; Hartford Administrative Services Company; Hartford (Asia) Limited; Hartford Casualty General Agency, Inc.; Hartford Casualty Insurance Company; Hartford Corporate Underwriters Limited; Hartford Fire General Agency, Inc.; Hartford Fire Insurance Company; Hartford Funds Distributors, LLC; Hartford Funds Management Company, LLC; Hartford Funds Management Group, Inc.; Hartford Holdings, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford Insurance, Ltd.; Hartford Integrated Technologies, Inc.; Hartford Investment Management Company; Hartford Life and Accident Insurance Company; Hartford Lloyd’s Corporation; Hartford Lloyd’s Insurance Company; Hartford Management, Ltd.; Hartford Management (UK) Limited; Hartford Productivity Services LLC; Hartford of the Southeast General Agency, Inc.; Hartford of Texas General Agency, Inc.; Hartford Residual Market, L.C.C.; Hartford Specialty Insurance Services of Texas, LLC; Hartford STAG Ventures LLC; Hartford Strategic Investments, LLC; Hartford Underwriters General Agency, Inc.; Hartford Underwriters Insurance Company; Hartford Underwriting Agency Limited; Heritage Holdings, Inc.; Heritage Reinsurance Company, Ltd.; HLA LLC; Horizon Management Group, LLC; HRA Brokerage Services, Inc.; Lattice Strategies LLC; Maxum Casualty Insurance Company; Maxum Indemnity Company; Maxum Specialty Services Corporation; Millennium Underwriting Limited; MPC Resolution Company LLC; Navigators Holdings (UK) Limited; Navigators Insurance Company; Navigators Management Company, Inc.; Navigators Specialty Insurance Company; Navigators Underwriting Limited; New England Insurance Company; New England Reinsurance Corporation; New Ocean Insurance Co., Ltd.; NIC Investments (Chile) SpA; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Pacific Insurance Company, Limited; Property and Casualty Insurance Company of Hartford; Sentinel Insurance Company, Ltd.; The Navigators Group, Inc.; Trumbull Flood Management, L.L.C.; Trumbull Insurance Company; Twin City Fire Insurance Company; Y-Risk, LLC.
Revised February 2024

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This report is submitted for the general information of the shareholders of the Hartford Quality Value ETF (the "Fund"). It is not authorized for distribution to persons who are not shareholders of the Fund unless preceded or accompanied by a current prospectus for the Fund. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund.
The information cannot be used or relied upon for the purpose of avoiding IRS penalties. These materials are not intended to provide tax, accounting or legal advice. As with all matters of a tax or legal nature, you should consult your own tax or legal counsel for advice.
Investors should carefully consider the Fund’s investment objectives, risks, charges and expenses. This and other important information is contained in the Fund’s prospectus and summary prospectus, which can be obtained by visiting hartfordfunds.com. Please read it carefully before investing.
Hartford Funds Management Company, LLC (HFMC) is the investment manager for the Fund. The Fund is sub-advised by Wellington Management Company LLP (Wellington). The Fund is distributed by ALPS Distributors, Inc., which is not affiliated with Wellington or HFMC.
ETFSAR-QV24    06/24     Printed in the U.S.A.

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable to this semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this semi-annual filing.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the semi-annual report filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are generally effective to provide reasonable assurance, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 13. Exhibits.

(a)(1)	Not applicable
(a)(2)

Separate certifications for each principal executive officer and principal financial officer ofthe registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable
(a)(4)	Not applicable
(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HARTFORD FUNDS EXCHANGE-TRADED TRUST
Date: July 8, 2024	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: July 8, 2024	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer
Date: July 8, 2024	By:	/s/ Ankit Puri
Ankit Puri
Treasurer
(Principal Financial Officer and Principal Accounting Officer)